Equity Incentive Plans (Tables)	6 Months Ended
Jun. 30, 2012
Stock-Based Compensation Expense

The following table sets forth the total stock-based compensation expense resulting from stock awards included in the Company’s Statements of Operations in accordance with FASB ASC Topic 718:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
			(in thousands)
Cost of revenue - subscription	$130	$218	$351	$167	$205
Cost of revenue - professional services	286	446	704	326	467
Sales and marketing	813	1,413	2,265	1,000	1,548
Research and development	528	1,147	1,511	673	780
General and administrative	1,589	1,201	2,123	846	1,953

Total stock-based compensation expense	$3,346	$4,425	$6,954	$3,012	$4,953

Weighted Average Assumptions

The fair value of options was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended December 31,			Six months ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
Expected volatility	63.10% - 65.43%	59.07 - 62.07%	54.99% - 57.78%	54.99% - 57.64%	54.88% - 55.54%
Risk free interest rate	1.76% - 2.47%	1.50% - 2.43%	0.95% - 2.12%	1.85% - 2.12%	0.85% - 0.92%
Expected dividend yield	—	—	—	—	—
Expected option term (in years)	6.25	6.25	6.25	6.25	6.25
Weighted average grant date fair value of options granted	$2.59	$3.02	$4.56	$4.23	$8.15

Stock Option Activity in Equity Incentive Plans

Stock option activity in the equity incentive plans for 2010 and 2011 and the six months ended June 30, 2012 was as follows:

	Shares	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding:
Balance at December 31, 2009	7,105,356	$3.5377	7.90	$14,689
Granted	3,220,080	5.7600
Exercised	(625,734)	1.2645
Forfeited	(533,384)	4.7111

Balance at December 31, 2010	9,166,318	$4.4018	7.54	$21,983

Granted	2,819,668	7.9893
Exercised	(135,712)	3.1747
Forfeited	(526,782)	6.0964

Balance at December 31, 2011	11,323,492	$5.2309	7.37	$54,003

Granted (unaudited)	1,644,250	15.5078
Exercised (unaudited)	(225,214)	3.6482
Forfeited (unaudited)	(334,700)	6.4176

Balance at June 30, 2012 (unaudited)	12,407,828	$6.5893	7.24	$189,676

Exercisable at December 31, 2010	3,900,246	$3.0765	6.33	$14,523
Exercisable at December 31, 2011	5,965,438	$3.8320	6.20	$36,795
Exercisable at June 30, 2012 (unaudited)	7,049,945	$4.3123	6.12	$123,710

Summarizes Information About Options Outstanding

The following table summarizes information about the options outstanding as of June 30, 2012:

	Options outstanding		Options exercisable
Range of exercise price	Shares	Weighted average remaining contractual life	Shares
$0.2116 - $2.7600	1,835,192	3.53	1,835,192
$3.3600 - $4.3900	773,508	5.52	773,508
$4.6700 - $4.6700	2,166,563	6.69	1,750,263
$5.3150 - $5.3800	524,730	6.16	497,499
$5.6050 - $5.6050	2,218,313	7.64	1,279,830
$6.8000 - $6.8000	599,105	7.96	265,594
$7.7000 - $7.7000	2,220,917	8.75	647,923
$9.5850 - $25.9900	2,069,500	9.50	136

$0.2116 - $25.9900	12,407,828		7,049,945